Due to Trust Account, Short-term Borrowings and Long-term Debt (Summary of Subsequent Maturities of Long-term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Long-term debt by maturity:
2024	¥ 2,830,247
2025	20,013,765
2026	3,831,450
2027	1,003,013
2028	2,615,782
2028 and thereafter	8,793,528
Total	39,087,785	¥ 34,710,293
MUFG
Long-term debt by maturity:
2024	899,334
2025	1,331,578
2026	2,267,854
2027	580,729
2028	1,346,562
2028 and thereafter	6,400,006
Total	12,826,063	10,083,549
BK
Long-term debt by maturity:
2024	1,239,768
2025	18,187,331
2026	1,245,954
2027	164,253
2028	1,167,991
2028 and thereafter	1,270,776
Total	23,276,073	21,396,282
Other subsidiaries
Long-term debt by maturity:
2024	691,145
2025	494,856
2026	317,642
2027	258,031
2028	101,229
2028 and thereafter	1,122,746
Total	¥ 2,985,649	¥ 3,230,462